Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 28, 2021
Brandes Separately Managed Account Reserve Trust
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Separately Managed Account Reserve Trust
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Brandes Separately Managed Account Reserve Trust(the “Separately Managed Account Reserve Trust” or “Fund”) seeks to maximize long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.24%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example illustrates the amount of expenses you could incur if the Advisor charged the Fund for its services.(1) This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a diversified portfolio of debt securities. These include debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, debt securities issued by U.S. and foreign companies, collateralized mortgage obligations, and U.S. and foreign mortgage-backed and asset-backed debt securities. The Fund may invest up to 60% of its total assets in non-U.S. dollar securities, and may engage in currency hedging. Brandes Investment Partners, L.P., the investment advisor to the Fund (the “Advisor”), uses the principles of value investing to analyze and select debt securities for the Fund’sinvestment portfolio. As part of this process, the Advisor reviews such measures as the issuer’s free cash flow, debt-to-equity ratio, earnings before interest, taxes, depreciation and amortization (“EBITDA”)-to-interest ratio, debt-to-EBITDA ratio, or other measures of credit worthiness in evaluating the securities of a particular issuer.The Fund may invest in debt instruments of any maturity or with no maturity and it may invest in both investment-grade securities and non-investment grade securities (also known as “high-yield bonds” or “junk bonds”). Up to 60% of the Fund’s total debt securities may be junk bonds. The Fundinvests in debt securities that can be purchased at prices or yield premiums over U.S. Treasury securities (or other relatively risk-free securities) which the Advisor believes to be attractive based on the Advisor’s assessment of each security’s intrinsic value.The Advisor primarily uses effective duration and modified duration measures (“duration”) to approximate the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. The average portfolio duration of the Fund typically will vary and, under normal market conditions, will range between one and ten years.The Advisor will typically sell a security from the Fund’s portfolio when the Advisor’s research process identifies a significantly better investment opportunity. The Advisor may also sell certain portfolio securities from time to time in order to adjust the average maturity, duration or yield of the Fund’s portfolio or to meet requirements for redemption of Fund shares.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in theFund, or the Fund could underperform other investments.Principal risks of the Fund are as follows:Market Risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the fund’s securities fall, the value of your investment in the fund will go down.Issuer Risk. The market price of a security can go up or down more than the market, or perform differently from the market, due to factors specifically relating to the security’s issuer, such as disappointing earnings reports, reduced demand for the issuer’s goods or services, poor management performance, major litigation relating to the issuer, changes in government regulation affecting the issuer or the competitive environment. The Fund may experience a substantial or complete loss on any investment.Credit Risk. Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The value of an issuer’s securities held by the Fund may decline in response to adverse developments with respect to the issuer or if the issuer or any guarantor is, or is perceived to be unwilling or unable to pay or perform in a timely fashion. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness. The Fund may experience a substantial or complete loss on any investment.Interest Rate Risk. As with most fixed income funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have been historically low, so the Fund faces a heightened risk that rates may rise.Duration Risk. The longer the maturity of a fixed income security, the more its price will vary as levels of interest rates change. Our strategies can hold securities with long-dated maturities. Duration is a measure of how sensitive a security or portfolio is to moves in interest rates. When strategies have significantly longer duration than their benchmark index, they are likely to be more volatile when market interest rates move materially.The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.Currency Risk. Because the Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.Foreign Securities Risk. Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Changes in currency rates and exchange control regulations, and the imposition of sanctions, confiscations, trade restrictions, and other government restrictions by the United States and/or other governments may adversely affect the value of the Fund’s investments in foreign securities. These risks can be elevated in emerging markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets.Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Markets may become illiquid when, for example, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. The Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price. Illiquid securities may also be difficult to value.Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns. When interest rates rise, prepayments may decline, resulting in longer-than-anticipated maturities.Non-Investment Grade (High Yield Bond) Securities Risk.Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty. These securities may be difficult or impossible to sell during periods of uncertainty or market turmoil.Recent Events. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and caused major disruptions to economies and markets around the world, including the United States. Financial markets have experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for extended periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced and may continue to experience particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the United States. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.U.S. Government Obligations Risk. Securities issued by the U.S. Treasury and certain U.S. government agencies are backed by the full faith and credit of the U.S. government. While this guarantee should ensure the timely repayment of all principal and interest, it does not mean that the market value of such securities cannot be adversely impacted by changes in interest rates, similar to non-U.S. government-issued fixed income securities. Securities issued by certain other U.S. government-related entities, principally Fannie Mae and Freddie Mac, are often categorized as U.S. government obligations, but do not enjoy the full backing of the U.S. government.Value Style Risk. The value style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in theFund, or the Fund could underperform other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information shows you how the Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund for the past ten years. The table below compares the Fund’s total return over time to a broad-based index and to a secondary benchmark which provides an additional market comparison. The chart and table assume reinvestment of dividends and distributions. Of course, past performance, before and after taxes, does not indicate how the Fund will perform in the future.Updated performance information is available on the Fund’s website at www.brandesfunds.com. Performance does not reflect the fees charged in the wrap program.Separately Managed Account Reserve TrustYear-by-Year Total Returns as of December 31, 2020
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information shows you how the Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.brandesfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance does not reflect the fees charged in the wrap program.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter1Q 20125.92%Worst Quarter3Q 2011-3.54%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For <br/>periods ended December 31, 2020(Returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(Returns reflect applicable sales charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-advantaged accounts such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-advantaged accounts such as 401(k) plans or individual retirement accounts.The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Brandes Separately Managed Account Reserve Trust | Trust
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	none	[1]
1 Year	rr_ExpenseExampleYear01	none
3 Years	rr_ExpenseExampleYear03	none
5 Years	rr_ExpenseExampleYear05	none
10 Years	rr_ExpenseExampleYear10	none
2011	rr_AnnualReturn2011	4.75%
2012	rr_AnnualReturn2012	14.88%
2013	rr_AnnualReturn2013	4.57%
2014	rr_AnnualReturn2014	5.59%
2015	rr_AnnualReturn2015	(3.69%)
2016	rr_AnnualReturn2016	12.24%
2017	rr_AnnualReturn2017	4.77%
2018	rr_AnnualReturn2018	(1.08%)
2019	rr_AnnualReturn2019	7.72%
2020	rr_AnnualReturn2020	6.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.54%)
1 Year	rr_AverageAnnualReturnYear01	6.87%
5 Year	rr_AverageAnnualReturnYear05	6.02%
10 Year	rr_AverageAnnualReturnYear10	5.53%
Brandes Separately Managed Account Reserve Trust | Return After Taxes on Distributions | Trust
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.28%
5 Year	rr_AverageAnnualReturnYear05	4.14%
10 Year	rr_AverageAnnualReturnYear10	3.47%
Brandes Separately Managed Account Reserve Trust | Return After Taxes on Distributions and Sale of Fund Shares | Trust
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.04%
5 Year	rr_AverageAnnualReturnYear05	3.80%
10 Year	rr_AverageAnnualReturnYear10	3.38%
Brandes Separately Managed Account Reserve Trust | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Year	rr_AverageAnnualReturnYear05	4.44%
10 Year	rr_AverageAnnualReturnYear10	3.84%
Brandes Separately Managed Account Reserve Trust | Bloomberg Barclays U.S. Intermediate Credit Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.08%
5 Year	rr_AverageAnnualReturnYear05	4.74%
10 Year	rr_AverageAnnualReturnYear10	4.18%

[1]	Investors in the Fund must be clients of “wrap account” programs sponsored by broker-dealers which have agreements with the Advisor, or certain other persons or entities. Investors pay management fees and other expenses at the wrap account level. See “Shareholder Information.”
[2]	Investors pay any management fees, advisory fees or expenses at the wrap account level. The Fund does not pay any management fees, advisory fees or expenses to the Advisor or affiliates of the Advisor.
[3]	Investors pay any ordinary expenses at the wrap account level. The Fund does not pay any ordinary expenses.